Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2023	December 31, 2022
Research and development	$1,968,263	$2,137,336
General and administrative	1,040,204	261,933
Wages and payroll remittances	18,357	15,996
Employee bonus payable (1)	858,628	513,301
Taxes payable	36,423	—

Total	$3,921,875	$2,928,566

(1)	Bonus relates to corporate bonuses for the years ended December 31, 2023 and 2022.